Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Special Warrants [Member]	Equity reserve [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2023	$ 419,213	$ 0	$ 18,864	$ 7,404	$ (296,666)	$ 148,815
Beginning Balance (shares) at Mar. 31, 2023	84,172,711	0
Share-based compensation			6,650			6,650
Special warrants		$ 21,738				21,738
Special warrants (shares)		5,750,000
Shares offering	$ 30,302					30,302
Shares offering (shares)	7,549,840
Vesting of restricted stock units	$ 969		(969)
Vesting of restricted stock units (shares)	453,150
Issuance costs	$ (408)	$ (2,779)	1,280			(1,907)
Asset acquisition	$ 1,088					1,088
Asset acquisition (shares)	345,566
Exercise of options	$ 180		(84)			96
Exercise of options (shares)	22,500
Loss for the period					(47,751)	(47,751)
Translation adjustment				1,610		1,610
Revaluation gain on digital currencies				19,410		19,410
Ending Balance at Dec. 31, 2023	$ 451,344	$ 18,959	25,741	28,424	(344,417)	180,051
Ending Balance (shares) at Dec. 31, 2023	92,543,767	5,750,000
Beginning Balance at Sep. 30, 2023	$ 427,912	$ 0	24,597	7,860	(337,466)	122,903
Beginning Balance (shares) at Sep. 30, 2023	86,224,848	0
Share-based compensation			633			633
Special warrants		$ 21,738				21,738
Special warrants (shares)		5,750,000
Shares offering	$ 21,568					21,568
Shares offering (shares)	5,562,603
Vesting of restricted stock units	$ 730		(730)			0
Vesting of restricted stock units (shares)	400,750
Issuance costs	$ (36)	$ (2,779)	1,280			(1,535)
Asset acquisition	$ 1,088					1,088
Asset acquisition (shares)	345,566
Exercise of options	$ 82		(39)			43
Exercise of options (shares)	10,000
Loss for the period					(6,951)	(6,951)
Translation adjustment				1,212		1,212
Revaluation gain on digital currencies				19,352		19,352
Ending Balance at Dec. 31, 2023	$ 451,344	$ 18,959	25,741	28,424	(344,417)	180,051
Ending Balance (shares) at Dec. 31, 2023	92,543,767	5,750,000
Beginning Balance at Mar. 31, 2024	$ 499,208		24,741	83,614	(347,871)	259,692
Beginning Balance (shares) at Mar. 31, 2024	106,080,151
Share-based compensation			6,249			6,249
Shares offering	$ 121,451					121,451
Shares offering (shares)	33,901,984
Vesting of restricted stock units	$ 487		(487)			0
Vesting of restricted stock units (shares)	118,600
Issuance costs	$ (429)					(429)
Exercise of options	$ 183		(82)			101
Exercise of options (shares)	100,000
Loss for the period					(3,138)	(3,138)
Translation adjustment				(10,420)		(10,420)
Revaluation gain on digital currencies				60,854		60,854
Ending Balance at Dec. 31, 2024	$ 620,900		30,421	134,048	(351,009)	434,360
Ending Balance (shares) at Dec. 31, 2024	140,200,735
Beginning Balance at Sep. 30, 2024	$ 535,607		26,989	69,211	(352,276)	279,531
Beginning Balance (shares) at Sep. 30, 2024	118,722,708
Share-based compensation			3,526			3,526
Shares offering	$ 85,224					85,224
Shares offering (shares)	21,367,527
Vesting of restricted stock units	$ 12		(12)			0
Vesting of restricted stock units (shares)	10,500
Issuance costs	$ (126)					(126)
Exercise of options	$ 183		(82)			101
Exercise of options (shares)	100,000
Loss for the period					1,267	1,267
Translation adjustment				(11,907)		(11,907)
Revaluation gain on digital currencies				76,744		76,744
Ending Balance at Dec. 31, 2024	$ 620,900		$ 30,421	$ 134,048	$ (351,009)	$ 434,360
Ending Balance (shares) at Dec. 31, 2024	140,200,735